Regulatory Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
REGULATORY MATTERS
REGULATORY MATTERS

17. REGULATORY MATTERS

        Capital Requirements—Green is subject to various regulatory capital requirements administered by federal banking agencies. Any institution that fails to meet its minimum capital requirements is subject to actions by regulators that could have a direct material effect on its financial statements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, Green Bank must meet specific capital guidelines based on Green Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Green's capital amount and classification under the regulatory framework for prompt corrective action are also subject to qualitative judgments by the regulators.

        In July 2013, the Federal Reserve Board published the Basel III Capital Rules. The Basel III Capital Rules, among other things, (i) introduce a new capital measure called CET1, (ii) specify that Tier 1 capital consist of Common Equity Tier 1 and "Additional Tier 1 Capital" instruments meeting specified requirements, (iii) define Common Equity Tier 1 narrowly by requiring that most deductions/adjustments to regulatory capital measures be made to Common Equity Tier 1 and not to the other components of capital and (iv) expand the scope of the deductions/adjustments as compared to existing regulations. The Basel III Capital Rules became effective for Green on January 1, 2015 with certain transition provisions fully phased in on January 1, 2019.

        Quantitative measures established by regulation to ensure capital adequacy require Green and Green Bank to maintain minimum amounts and ratios CET1, Tier 1 and Total capital to risk-weighted assets, and of Tier 1 capital to average assets, each as defined in the regulations. Management believes, as of March 31, 2015, that Green and Green Bank met all capital adequacy requirements to which they are subject.

        Financial institutions are categorized as well capitalized or adequately capitalized, based on minimum total risk-based, Tier 1 risk-based, CET1 and Tier 1 leverage ratios. As shown in the table below, Green's capital ratios exceeded the regulatory definition of adequately capitalized as of March 31, 2015, and December 31, 2014. Based upon the information in its most recently filed call report, Green Bank met the capital ratios necessary to be well capitalized. The regulatory authorities can apply changes in classification of assets and such changes may retroactively subject Green to changes in capital ratios. Any such changes could result in reducing one or more capital ratios below well-capitalized status. In addition, a change may result in imposition of additional assessments by the FDIC or could result in regulatory actions that could have a material effect on condition and results of operations.

        The most recent notification from the regulatory banking agencies categorized Green Bank as "well capitalized" under the regulatory capital framework for prompt corrective action and there have been no events since that notification that management believes have changed Green Bank's category.

        Green's consolidated capital ratios and Green Bank's capital ratios as of the dates set forth are presented in the following table:

	March 31, 2015
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Green(1):
Total capital (to risk weighted assets)	$277,937	13.9%	$160,359	8.0%	N/A	N/A
Tier 1 capital (to risk weighted assets)	260,148	13.0	120,269	6.0	N/A	N/A
Common equity tier 1 capital(3)	260,148	13.0	90,202	4.5	N/A	N/A
Tier I capital (to average assets)	260,148	12.0	87,032	4.0	N/A	N/A
Green Bank(2):
Total capital (to risk weighted assets)	$268,912	13.4%	$160,178	8.0%	$200,223	10.0%
Tier 1 capital (to risk weighted assets)	251,123	12.5	120,134	6.0	160,178	8.0
Common equity tier 1 capital(3)	251,123	12.5	90,100	4.5	130,145	6.5
Tier I capital (to average assets)	251,123	11.6	86,705	4.0	108,381	5.0

	December 31, 2014
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Green(1):
Total capital (to risk weighted assets)	$268,770	14.0%	$154,052	8.0%	N/A	N/A
Tier 1 capital (to risk weighted assets)	252,963	13.1	77,026	4.0	N/A	N/A
Tier I capital (to average assets)	252,963	12.1	84,003	4.0	N/A	N/A
Green Bank(2):
Total capital (to risk weighted assets)	$259,313	13.5%	$153,867	8.0%	$192,334	10.0%
Tier 1 capital (to risk weighted assets)	243,506	12.7	76,934	4.0	115,400	6.0
Tier I capital (to average assets)	243,506	11.6	83,738	4.0	104,673	5.0
(1)
The Federal Reserve Board may require Green to maintain capital ratios above the required minimums.

(2)
The FDIC or the OCC may require Green Bank to maintain capital ratios above the required minimums.

(3)
Common equity tier 1 capital is a new ratio required under Basel III Capital Rules effective January 1 2015.

        Dividend Restrictions—Dividends paid by Green Bank are subject to certain restrictions imposed by regulatory agencies. The Basel III Capital Rules further limit the amount of dividends that may be paid by Green Bank. No dividends were paid for the periods ended March 31, 2015 and December 31, 2014.

17. REGULATORY MATTERS

        Capital Requirements—Green is subject to various regulatory capital requirements administered by federal banking agencies. Any institution that fails to meet its minimum capital requirements is subject to actions by regulators that could have a direct material effect on its financial statements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, Green Bank must meet specific capital guidelines based on Green Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Green's capital amount and classification under the regulatory framework for prompt corrective action are also subject to qualitative judgments by the regulators.

        To meet the capital adequacy requirements, Green and Green Bank must maintain minimum capital amounts and ratios as defined in the regulations. Management believes, as of December 31, 2014 and 2013, that Green and Green Bank met all capital adequacy requirements to which they are subject.

        The most recent notification from the regulatory banking agencies categorized Green Bank as "well capitalized" under the regulatory capital framework for prompt corrective action and there have been no events since that notification that management believes have changed Green Bank's category.

        Green's consolidated capital ratios and Green Bank's capital ratios as of the dates set forth are presented in the following table:

	December 31, 2014
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Green(1):
Total capital (to risk weighted assets)	$268,770	14.0%	$154,052	8.0%	N/A	N/A
Tier 1 capital (to risk weighted assets)	252,963	13.1	77,026	4.0	N/A	N/A
Tier I capital (to average assets)	252,963	12.1	84,003	4.0	N/A	N/A
Green Bank(2):
Total capital (to risk weighted assets)	$259,313	13.5%	$153,867	8.0%	$192,334	10.0%
Tier 1 capital (to risk weighted assets)	243,506	12.7	76,934	4.0	115,400	6.0
Tier I capital (to average assets)	243,506	11.6	83,738	4.0	104,673	5.0

	December 31, 2013
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Green(1):
Total capital (to risk weighted assets)	$190,229	12.5%	$121,719	8.0%	N/A	N/A
Tier 1 capital (to risk weighted assets)	173,680	11.4	60,859	4.0	N/A	N/A
Tier I capital (to average assets)	173,680	10.3	67,196	4.0	N/A	N/A
Green Bank(2):
Total capital (to risk weighted assets)	$184,908	12.2%	$121,619	8.0%	$152,023	10.0%
Tier 1 capital (to risk weighted assets)	168,359	11.1	60,809	4.0	91,214	6.0
Tier I capital (to average assets)	168,359	10.0	67,021	4.0	83,776	5.0
(1)
The Federal Reserve Board may require Green to maintain capital ratios above the required minimums.

(2)
The FDIC or the OCC may require Green Bank to maintain capital ratios above the required minimums

        Dividend Restrictions—Dividends paid by Green Bank are subject to certain restrictions imposed by regulatory agencies. No dividends were paid for the period ended December 31, 2014 and 2013.

        Green is regarded as a legal entity separate and distinct from Green Bank. The principal source of Green's revenues is dividends received from Green Bank. Federal law currently imposes limitations upon certain capital distributions by national banks, such as certain cash dividends, payments to repurchase or otherwise acquire its shares, payments to shareholders of another institution in a cash-out merger and other distributions charged against capital. The Federal Reserve Board and the OCC regulate all capital distributions by Green Bank directly or indirectly to Green, including dividend payments. For example, under applicable regulations, Green Bank must file an application for OCC approval of a capital distribution if the total capital distributions for the applicable calendar year exceed the sum of Green Bank's net income for that year to date plus Green Bank's retained net income for the preceding two years. Additionally, Green Bank may not pay dividends to Green if, after paying those dividends, it would fail to meet the required minimum levels under risk-based capital guidelines and the minimum leverage and tangible capital ratio requirements, or in the event the OCC notified Green Bank that it was in need of more than normal supervision. Under the FDIA, an insured depository institution such as Green Bank is prohibited from making capital distributions, including the payment of dividends, if, after making such distribution, the institution would become "undercapitalized." Payment of dividends by Green Bank also may be restricted at any time at the discretion of the appropriate regulator if it deems the payment to constitute an unsafe and unsound banking practice. In addition, Green Bank may become subject to supervisory limits on its ability to declare or pay a dividend or reduce its capital unless certain conditions are satisfied.